Average Annual Total Returns - Impax Global Sustainable Infrastructure ETF		12 Months Ended	60 Months Ended	109 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (Net) Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	22.34%	11.19%	12.11%
FTSE Global Infrastructure Opportunities Index
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	22.70%	8.79%	8.25%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[4]	18.72%	4.92%	8.50%
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]	18.00%	2.39%	6.65%
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.52%	3.54%	6.62%

[1]	The MSCI AC World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding tax.
[2]	Unlike the Fund, the MSCI AC World (Net) Index and the FTSE Global Infrastructure Opportunities Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[3]	The FTSE Global Infrastructure Opportunities Index is designed to reflect the performance of infrastructure and infrastructure-related listed securities worldwide. Companies must derive a minimum of 20% of their revenue from either the core infrastructure activities or the infrastructure-related activities to be considered for index inclusion. The Index weights its constituents according to their investable market capitalization (after the application of free float and foreign ownership restrictions) in the index calculation. The FTSE Global Infrastructure Opportunities Index does not take account of sustainability factors in its index construction.
[4]	The Predecessor Mutual Fund’s inception date is December 16, 2016. The Adviser waived a portion of its fee during all periods shown; total returns would have been lower had these fees not been waived. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.